INVESTMENT IN AECOM DC RETIREMENT PLANS STABLE VALUE MASTER TRUST (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 7,291,530	$ 6,704,959
Stable Value Master Trust
EBP, Master Trust [Line Items]
Plan's interest in Master Trust (percent)	100.00%
Master Trust | Stable Value Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 313,784	323,734
Unfunded Commitment	0	0
Master Trust | Collective investment trusts (measured at NAV) | Investments measured at NAV | Stable Value Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	313,784	323,734
Plan interest in Master Trust | Stable Value Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	313,784	323,734
Unfunded Commitment	0	0
Plan interest in Master Trust | Collective investment trusts (measured at NAV) | Investments measured at NAV | Stable Value Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 313,784	$ 323,734